Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Statement of comprehensive income [abstract]
Total profit for the period	£ 1,344	£ 618
Items that will never be reclassified to profit or loss:
Remeasurement gains on pension assets and post-retirement benefit obligations	115	147
Net (losses)/gains in respect of cash flow hedging of capital expenditure	(74)	42
Tax on items that will never be reclassified to profit or loss	(12)	(54)
Total items that will never be reclassified to profit or loss	29	135
Items that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(37)	(588)
Exchange differences reclassified to the consolidated income statement on disposal	(11)	76
Net gains/(losses) in respect of cash flow hedges	127	(68)
Net gains in respect of cost of hedging	9	35
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(5)	13
Tax on items that may be reclassified subsequently to profit or loss	(34)	8
Total items that may be reclassified subsequently to profit or loss	49	(524)
Other comprehensive income/(loss) for the period, net of tax	78	(389)
Total comprehensive income for the period	1,422	229
Attributable to:
Equity shareholders of the parent	1,421	228
Non-controlling interests	£ 1	£ 1